Consolidated Statements of Changes in Shareholders Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Remeasurement of pension plans	$ (1)	$ (17)
Derivatives designated as cash flow hedges	3	5
Exchange differences on translation of foreign operations	58	(87)
Hedge of net investment	$ (30)	$ 41